Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 6,783	$ 23,749
Deposits	7,120
Other current assets	591	759
Total current assets	14,494	24,508
Non-Current Assets:
Right of use assets, net	1,107	1,160
Property, plant and equipment, net	411	202
Total non-current assets	1,518	1,362
Total Assets	16,012	25,870
Current Liabilities:
Trade accounts payables	150	93
Other accounts payables	1,217	725
Lease liabilities	329	281
Financial liabilities at fair value	368	3,215
Total current liabilities	2,064	4,314
Non-Current Liabilities:
Lease liabilities	728	900
Loan from the Israeli Innovation Authority	398	302
Total non- current liabilities	1,126	1,202
Shareholders’ Equity:
Share capital and additional paid in capital	53,814	48,935
Foreign exchange reserve	(1,928)	210
Accumulated deficit	(39,064)	(28,791)
Total Shareholders’ Equity	12,822	20,354
Total liabilities and Shareholders’ Equity	$ 16,012	$ 25,870